Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 213		€ 164	€ 269
Trade receivables	521		481
Other financial assets	26		104
Total financial assets	760		749
Trade payables and fixed assets payables	867		715
Borrowings	2,378	€ 2,253	2,151	€ 2,127
Other financial liabilities	69		89
Total financial liabilities	3,314		2,955
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and fixed assets payables	867		715
Borrowings	2,378		2,151
Total financial liabilities	3,245		2,866
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	58		79
Total financial liabilities	58		79
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	11		10
Total financial liabilities	11		10
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	213		164
Other financial assets			74
Total financial assets	213		238
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	26		30
Total financial assets	26		30
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	521		481
Total financial assets	€ 521		€ 481